Document and Entity Information	May 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Entity Registrant Name	NL Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-640
Entity Tax Identification Number	13-5267260
Entity Address, Address Line One	5430 LBJ Freeway
Entity Address, Adress Line Two	Suite 1700
Entity Address, City or Town	Dallas
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	75240-2620
City Area Code	972
Local Phone Number	233-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000072162
Title of 12(b) Security	Common stock
Trading Symbol	NL
Security Exchange Name	NYSE
Current Fiscal Year End Date	--12-31